SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,273,111)	$ (1,237,594)
Property and equipment, net	2,491,415	2,523,181
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	318,568	293,746
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	210,423	211,710
Property Office Building And Office Suite [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,235,535	3,255,319
Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,235,535	$ 3,255,319